Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Net operating loss carryforwards	¥ 39,762	¥ 41,288
Allowance for doubtful receivables on direct financing leases and probable loan losses	25,891	50,016
Investment in securities	7,129	5,325
Other operating assets	11,369	7,049
Accrued expenses	10,456	7,294
Installment loans	16,432	22,970
Other	50,913	37,328
Deferred Tax Assets, Gross, Total	161,952	171,270
Less: valuation allowance	(18,831)	(24,138)
Deferred Tax Assets, Net of Valuation Allowance, Total	143,121	147,132
Liabilities:
Investment in direct financing leases	14,617	12,535
Investment in operating leases	72,925	63,372
Deferred insurance policy acquisition costs	19,311	15,370
Policy liabilities	38,831	31,437
Undistributed earnings	32,723	19,792
Prepaid benefit cost	13,475	8,860
Other	63,840	60,271
Deferred Tax Liabilities, Net, Total	255,722	211,637
Net deferred tax liability	¥ 112,601	¥ 64,505